UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4765

DREYFUS PREMIER NEW YORK MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier New York Municipal Bond Fund
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--98.7%	Amount ($)		Value ($)

New York--91.6%

Erie County Industrial Development Agency,
School Facility Revenue
(City School District of the City of Buffalo Project):
5.75%, 5/1/2024 (Insured; FSA)	1,500,000		1,698,960
5.75%, 5/1/2025 (Insured; FSA)	1,000,000		1,132,640

Hempstead Industrial Development Agency, Civic Facility
Revenue (Adelphi University Civic Facility):
5%, 10/1/2030	1,565,000		1,628,821
5%, 10/1/2035	1,500,000		1,559,625

Huntington Housing Authority, Senior Housing
Facility Revenue (Gurwin Jewish
Senior Residences) 6%, 5/1/2029	1,370,000		1,389,714

Jefferson County Industrial Development Agency,
SWDR (International Paper Co.)
5.20%, 12/1/2020	1,465,000		1,484,001

Long Island Power Authority, Electric System Revenue
5%, 9/1/2033 (Insured; CIFG)	1,000,000		1,044,840

Metropolitan Transportation Authority, Revenue:
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,413,320
Dedicated Tax Fund
5.25%, 11/15/2025 (Insured; FSA)	4,000,000		4,299,880
State Service Contract
5.125%, 1/1/2029	1,000,000		1,062,120
Transit Facilities:
5.125%, 1/1/2012
(Insured; FSA)	1,225,000	a	1,326,258
5.125%, 7/1/2012
(Insured; FSA)	2,775,000	a	3,018,645

Nassau County Industrial Development Agency, IDR
(Keyspan - Glenwood) 5.25%, 6/1/2027	4,000,000		4,149,880

New York City:
6%, 8/1/2007	845,000	a	883,963
6.75%, 2/1/2009	140,000		152,876
6.75%, 2/1/2009	1,860,000		2,020,406
6%, 8/1/2017	285,000		297,340
5%, 11/1/2019	2,000,000		2,124,920
5.375%, 12/1/2020	1,000,000		1,077,760
5%, 8/1/2021	2,000,000		2,122,620
5.50%, 8/1/2021	2,000,000		2,187,660
5.25%, 8/15/2024	2,420,000		2,596,708
5%, 4/1/2030	2,500,000		2,608,075

New York City Housing Development Corp., Revenue:
Multi-Family Housing
5.25%, 11/1/2030	2,500,000		2,626,900
(New York City Housing Program)
5%, 7/1/2025 (Insured; FGIC)	1,000,000		1,059,250

New York City Industrial Development Agency:
Civic Facility Lease Revenue
(College of Aeronautics Project) 5.45%, 5/1/2018	1,000,000		1,025,430
Liberty Revenue
(7 World Trade Center, LLC Project) 6.25%, 3/1/2015	1,000,000		1,052,010
Special Facility Revenue:
(American Airlines, Inc. John F. Kennedy
International Airport Project) 8%, 8/1/2028	1,700,000		1,869,626
(Terminal One Group Association, L.P. Project):
5.50%, 1/1/2018	1,000,000		1,079,980
5.50%, 1/1/2024	2,000,000		2,150,080

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
5.25%, 6/15/2034	2,000,000		2,124,560
5%, 6/15/2037	2,500,000		2,626,150

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
6%, 5/15/2010	450,000	a	498,888
5%, 11/1/2025	1,205,000		1,286,362

New York State Dormitory Authority, Revenues:
(Consolidated City University System):
5.75%, 7/1/2009 (Insured; AMBAC)	3,000,000		3,179,100
5.625%, 7/1/2016	4,000,000		4,513,320
5.75%, 7/1/2016 (Insured; FGIC)	1,000,000		1,088,380
5.75%, 7/1/2018 (Insured; FSA)	1,000,000		1,148,240
(Columbia University):
5.25%, 7/1/2017	2,500,000		2,814,325
5%, 7/1/2031	2,000,000		2,139,060
(Court Facilities) 5.25%, 5/15/2012	3,000,000		3,228,270
Health Hospital and Nursing Home:
(Catholic Health of Long Island)
5%, 7/1/2021	2,000,000		2,065,280
(Department of Health):
5.75%, 7/1/2006	390,000	a	400,924
5%, 7/1/2014	2,000,000		2,148,640
5%, 7/1/2025 (Insured; CIFG)	2,500,000		2,642,200
(Lutheran Medical Center)
5%, 8/1/2014 (Insured; MBIA)	1,000,000		1,079,450
Mental Health Facilities Improvement
5%, 2/15/2028	880,000		914,232
(Miriam Osborn Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,000,000		1,124,550
(Mount Sinai NYU Heath Obligated Group)
5.50%, 7/1/2026	2,000,000		2,034,280
(New York Methodist Hospital)
5.25%, 7/1/2024	1,750,000		1,860,985
(North General Hospital)
5.75%, 2/15/2016	3,000,000		3,320,340
(Winthrop South Nassau University Hospital)
5.50%, 7/1/2023	1,650,000		1,752,613
(Long Island University) 5.50%, 9/1/2020	1,585,000		1,712,276
(Manhattan College) 5.50%, 7/1/2016	975,000		1,064,349
(Rochester University) 5%, 7/1/2034	2,870,000		2,982,877
(State Personal Income Tax)
5.375%, 3/15/2013	1,000,000	a	1,107,560
(State University Educational Facilities):
5.50%, 7/1/2011 (Insured; FGIC)	1,000,000	a	1,096,370
5.875%, 5/15/2017	2,000,000		2,312,340

New York State Housing Finance Agency,
Service Contract Obligation Revenue
5.50%, 9/15/2018	1,650,000		1,729,019

New York State Mortgage Agency,
Homeowner Mortgage Revenue
5.35%, 10/1/2026	2,000,000		2,066,260

New York State Power Authority, Revenue
5%, 11/15/2018 (Insured; FGIC)	1,000,000		1,085,230

New York State Thruway Authority:
General Revenue
5%, 1/1/2024 (Insured; AMBAC)	2,000,000		2,128,440
Second General Highway Bridge and Trust Fund
7.338%, 4/1/2019 (Insured; AMBAC)	1,500,000	b,c	1,745,625
Service Contract Revenue
(Local Highway and Bridge):
5.75%, 4/1/2009	2,000,000	a	2,153,860
5.25%, 4/1/2011	2,500,000	a	2,702,950

New York State Urban Development Corp., Revenue,
Personal Income Tax
5.50%, 3/15/2013 (Insured; FGIC)	2,450,000	a	2,732,412

Newburgh Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.)
5.75%, 2/1/2032 (Guaranteed; SONYMA)	1,000,000		1,057,590

Niagara County Industrial Development Agency, SWDR:
5.625%, 11/15/2014	2,000,000		2,108,840
5.55%, 11/15/2015	1,000,000		1,047,790

Niagara Frontier Transportation Authority, Airport Revenue
(Buffalo Niagara International Airport)
5.625%, 4/1/2029 (Insured; MBIA)	2,000,000		2,118,140

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		1,022,480

Port Authority of New York and New Jersey
(Consolidated Thirty Seventh Series)
5.50%, 7/15/2018 (Insured; FSA)	3,000,000		3,328,950

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.)
7.55%, 6/1/2007 (LOC; Norstar Bank)	1,500,000		1,566,240

Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
5%, 10/15/2020 (Insured; MBIA)	1,500,000		1,615,875

Tobacco Settlement Financing Corp. of New York:
5.50%, 6/1/2018	1,000,000		1,091,220
5.50%, 6/1/2021	3,000,000		3,285,810

Triborough Bridge and Tunnel Authority, Revenue:
5%, 11/15/2032 (Insured; MBIA)	2,000,000		2,086,100
Highway and Toll 6%, 1/1/2012	2,000,000		2,196,380

TSASC, Inc. of New York,
Tobacco Settlement Asset-Backed Bonds
5.125%, 6/1/2042	1,500,000		1,490,085

Ulster County Industrial Development Agency, Civic Facility
Revenue (Benedictine Hospital Project) 6.40%, 6/1/2014	730,000		726,219

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project) 6%, 6/1/2028	1,000,000		935,360

Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed
5.125%, 6/1/2045	1,200,000		1,195,872

U.S. Related--7.1%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Asset Backed 6%, 7/1/2010	2,000,000	a	2,199,240

Guam Waterworks Authority,
Water and Wastewater System Revenue
5.875%, 7/1/2035	1,000,000		1,061,910

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2010 (Insured; FSA)	2,000,000	a	2,190,720

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2010 (Insured; MBIA)	1,500,000	a	1,647,360

Puerto Rico Industrial Medical, Educational and
Environmental Pollution Control Facilities Financing
Authority, HR (Saint Luke's Hospital Project)
6.25%, 6/1/2006	755,000	a	760,089

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2030	2,500,000	836,225
Virgin Islands Public Finance Authority, Revenue
5.50%, 10/1/2014	3,000,000	3,150,720
Total Investments (cost $157,933,988)	98.7%	164,473,240
Cash and Receivables (Net)	1.3%	2,084,624
Net Assets	100.0%	166,557,864

Summary of Abbreviations
ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, this security amounted to $1,745,625 or 1.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)